Distribution Date:	08/17/26	BBCMS Mortgage Trust 2022-C17
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2022-C17

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	14-16		www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Mortgage Loan Detail (Part 2)	17-19		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Principal Prepayment Detail	20	Special Servicer	Argentic Services Company LP
Historical Detail	21		Andrew Hundertmark		ahundertmark@argenticservices.com
Delinquency Loan Detail	22		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	23	Representations Reviewer
Specially Serviced Loan Detail - Part 1	24		Attention: BBCMS 2022-C17 – Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	25		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Directing Certificateholder	Argentic Securities Income USA LLC
Interest Shortfall Detail - Collateral Level	29
			-
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	054976AA3	4.285000%	9,177,000.00	2,751,401.72	203,209.02	9,824.80	0.00	0.00	213,033.82	2,548,192.70	30.22%	30.00%
A-2	054976AB1	4.644000%	68,038,000.00	68,038,000.00	0.00	263,307.06	0.00	0.00	263,307.06	68,038,000.00	30.22%	30.00%
A-3	054976AC9	4.618000%	27,121,000.00	27,121,000.00	0.00	104,370.65	0.00	0.00	104,370.65	27,121,000.00	30.22%	30.00%
A-4	054976AD7	4.174000%	196,458,000.00	196,458,000.00	0.00	683,346.41	0.00	0.00	683,346.41	196,458,000.00	30.22%	30.00%
A-5	054976AE5	4.441000%	314,842,000.00	314,842,000.00	0.00	1,165,177.77	0.00	0.00	1,165,177.77	314,842,000.00	30.22%	30.00%
A-SB	054976AF2	4.543000%	17,866,000.00	17,866,000.00	0.00	67,637.70	0.00	0.00	67,637.70	17,866,000.00	30.22%	30.00%
A-S	054976AJ4	4.971000%	85,975,000.00	85,975,000.00	0.00	356,151.44	0.00	0.00	356,151.44	85,975,000.00	20.65%	20.50%
B	054976AK1	4.889000%	46,381,000.00	46,381,000.00	0.00	188,963.92	0.00	0.00	188,963.92	46,381,000.00	15.49%	15.38%
C	054976AL9	5.450000%	37,332,000.00	37,332,000.00	0.00	169,549.50	0.00	0.00	169,549.50	37,332,000.00	11.33%	11.25%
D	054976AR6	2.500000%	16,969,000.00	16,969,000.00	0.00	35,352.08	0.00	0.00	35,352.08	16,969,000.00	9.44%	9.38%
E	054976AT2	2.500000%	23,756,000.00	23,756,000.00	0.00	49,491.67	0.00	0.00	49,491.67	23,756,000.00	6.80%	6.75%
F	054976AV7	2.500000%	20,362,000.00	20,362,000.00	0.00	42,420.83	0.00	0.00	42,420.83	20,362,000.00	4.53%	4.50%
G-RR	054976AX3	5.712073%	9,050,000.00	9,050,000.00	0.00	43,078.55	0.00	0.00	43,078.55	9,050,000.00	3.53%	3.50%
H-RR	054976AZ8	5.712073%	31,676,063.00	31,676,063.00	0.00	126,652.21	0.00	0.00	126,652.21	31,676,063.00	0.00%	0.00%
PWV-A	054976BD6	4.791246%	27,300,000.00	27,300,000.00	0.00	109,000.85	0.00	0.00	109,000.85	27,300,000.00	58.95%	58.95%
PWV-B	054976BF1	4.791246%	31,100,000.00	31,100,000.00	0.00	124,173.13	0.00	0.00	124,173.13	31,100,000.00	12.18%	12.18%
PWV-RR*	054976BH7	4.791246%	8,100,000.00	8,100,000.00	0.00	32,340.91	0.00	0.00	32,340.91	8,100,000.00	0.00%	0.00%
R	054976BB0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
PWV-R	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			971,503,063.00	965,077,464.72	203,209.02	3,570,839.48	0.00	0.00	3,774,048.50	964,874,255.70

X-A	054976AG0	1.322820%	633,502,000.00	627,076,401.72	0.00	691,257.58	0.00	0.00	691,257.58	626,873,192.70
X-B	054976AH8	0.658105%	169,688,000.00	169,688,000.00	0.00	93,060.38	0.00	0.00	93,060.38	169,688,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	054976AM7	3.212073%	40,725,000.00	40,725,000.00	0.00	109,009.74	0.00	0.00	109,009.74	40,725,000.00
X-F	054976AP0	3.212073%	20,362,000.00	20,362,000.00	0.00	54,503.53	0.00	0.00	54,503.53	20,362,000.00
Notional SubTotal			864,277,000.00	857,851,401.72	0.00	947,831.23	0.00	0.00	947,831.23	857,648,192.70

Deal Distribution Total					203,209.02	4,518,670.71	0.00	0.00	4,721,879.73

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	054976AA3	299.81494170	22.14329519	1.07058952	0.00000000	0.00000000	0.00000000	0.00000000	23.21388471	277.67164651
A-2	054976AB1	1,000.00000000	0.00000000	3.87000000	0.00000000	0.00000000	0.00000000	0.00000000	3.87000000	1,000.00000000
A-3	054976AC9	1,000.00000000	0.00000000	3.84833339	0.00000000	0.00000000	0.00000000	0.00000000	3.84833339	1,000.00000000
A-4	054976AD7	1,000.00000000	0.00000000	3.47833333	0.00000000	0.00000000	0.00000000	0.00000000	3.47833333	1,000.00000000
A-5	054976AE5	1,000.00000000	0.00000000	3.70083334	0.00000000	0.00000000	0.00000000	0.00000000	3.70083334	1,000.00000000
A-SB	054976AF2	1,000.00000000	0.00000000	3.78583343	0.00000000	0.00000000	0.00000000	0.00000000	3.78583343	1,000.00000000
A-S	054976AJ4	1,000.00000000	0.00000000	4.14250003	0.00000000	0.00000000	0.00000000	0.00000000	4.14250003	1,000.00000000
B	054976AK1	1,000.00000000	0.00000000	4.07416658	0.00000000	0.00000000	0.00000000	0.00000000	4.07416658	1,000.00000000
C	054976AL9	1,000.00000000	0.00000000	4.54166667	0.00000000	0.00000000	0.00000000	0.00000000	4.54166667	1,000.00000000
D	054976AR6	1,000.00000000	0.00000000	2.08333314	0.00000000	0.00000000	0.00000000	0.00000000	2.08333314	1,000.00000000
E	054976AT2	1,000.00000000	0.00000000	2.08333347	0.00000000	0.00000000	0.00000000	0.00000000	2.08333347	1,000.00000000
F	054976AV7	1,000.00000000	0.00000000	2.08333317	0.00000000	0.00000000	0.00000000	0.00000000	2.08333317	1,000.00000000
G-RR	054976AX3	1,000.00000000	0.00000000	4.76006077	0.00000000	0.00000000	0.00000000	0.00000000	4.76006077	1,000.00000000
H-RR	054976AZ8	1,000.00000000	0.00000000	3.99835706	0.76170419	9.36834006	0.00000000	0.00000000	3.99835706	1,000.00000000
PWV-A	054976BD6	1,000.00000000	0.00000000	3.99270513	0.00000000	0.00000000	0.00000000	0.00000000	3.99270513	1,000.00000000
PWV-B	054976BF1	1,000.00000000	0.00000000	3.99270514	0.00000000	0.00000000	0.00000000	0.00000000	3.99270514	1,000.00000000
PWV-RR	054976BH7	1,000.00000000	0.00000000	3.99270494	0.00000000	0.55897284	0.00000000	0.00000000	3.99270494	1,000.00000000
R	054976BB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
PWV-R	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	054976AG0	989.85701974	0.00000000	1.09116874	0.00000000	0.00000000	0.00000000	0.00000000	1.09116874	989.53624882
X-B	054976AH8	1,000.00000000	0.00000000	0.54842051	0.00000000	0.00000000	0.00000000	0.00000000	0.54842051	1,000.00000000
X-D	054976AM7	1,000.00000000	0.00000000	2.67672781	0.00000000	0.00000000	0.00000000	0.00000000	2.67672781	1,000.00000000
X-F	054976AP0	1,000.00000000	0.00000000	2.67672773	0.00000000	0.00000000	0.00000000	0.00000000	2.67672773	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	9,824.80	0.00	9,824.80	0.00	0.00	0.00	9,824.80	0.00
A-2	07/01/26 - 07/30/26	30	0.00	263,307.06	0.00	263,307.06	0.00	0.00	0.00	263,307.06	0.00
A-3	07/01/26 - 07/30/26	30	0.00	104,370.65	0.00	104,370.65	0.00	0.00	0.00	104,370.65	0.00
A-4	07/01/26 - 07/30/26	30	0.00	683,346.41	0.00	683,346.41	0.00	0.00	0.00	683,346.41	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,165,177.77	0.00	1,165,177.77	0.00	0.00	0.00	1,165,177.77	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	67,637.70	0.00	67,637.70	0.00	0.00	0.00	67,637.70	0.00
X-A	07/01/26 - 07/30/26	30	0.00	691,257.58	0.00	691,257.58	0.00	0.00	0.00	691,257.58	0.00
X-B	07/01/26 - 07/30/26	30	0.00	93,060.38	0.00	93,060.38	0.00	0.00	0.00	93,060.38	0.00
X-D	07/01/26 - 07/30/26	30	0.00	109,009.74	0.00	109,009.74	0.00	0.00	0.00	109,009.74	0.00
X-F	07/01/26 - 07/30/26	30	0.00	54,503.53	0.00	54,503.53	0.00	0.00	0.00	54,503.53	0.00
A-S	07/01/26 - 07/30/26	30	0.00	356,151.44	0.00	356,151.44	0.00	0.00	0.00	356,151.44	0.00
B	07/01/26 - 07/30/26	30	0.00	188,963.92	0.00	188,963.92	0.00	0.00	0.00	188,963.92	0.00
C	07/01/26 - 07/30/26	30	0.00	169,549.50	0.00	169,549.50	0.00	0.00	0.00	169,549.50	0.00
D	07/01/26 - 07/30/26	30	0.00	35,352.08	0.00	35,352.08	0.00	0.00	0.00	35,352.08	0.00
E	07/01/26 - 07/30/26	30	0.00	49,491.67	0.00	49,491.67	0.00	0.00	0.00	49,491.67	0.00
F	07/01/26 - 07/30/26	30	0.00	42,420.83	0.00	42,420.83	0.00	0.00	0.00	42,420.83	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	43,078.55	0.00	43,078.55	0.00	0.00	0.00	43,078.55	0.00
H-RR	07/01/26 - 07/30/26	30	271,332.78	150,779.99	0.00	150,779.99	24,127.79	0.00	0.00	126,652.21	296,752.13
PWV-A	07/01/26 - 07/30/26	30	0.00	109,000.85	0.00	109,000.85	0.00	0.00	0.00	109,000.85	0.00
PWV-B	07/01/26 - 07/30/26	30	0.00	124,173.13	0.00	124,173.13	0.00	0.00	0.00	124,173.13	0.00
PWV-RR	07/01/26 - 07/30/26	30	4,509.67	32,340.91	0.00	32,340.91	0.00	0.00	0.00	32,340.91	4,527.68
PWV-R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			275,842.45	4,542,798.49	0.00	4,542,798.49	24,127.79	0.00	0.00	4,518,670.71	301,279.81

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	4,721,879.73
Pooled Available Funds	4,456,364.84
Park West Village Available Funds	265,514.90
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,555,742.36	Master Servicing Fee	3,974.95
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,770.60
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	414.84
ARD Interest	0.00	Operating Advisor Fee	1,244.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	248.90
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,555,742.36	Total Fees	12,943.82

Principal		Expenses/Reimbursements
Scheduled Principal	203,209.02	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	12,284.04
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,843.75
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	203,209.02	Total Expenses/Reimbursements	24,127.79

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,518,670.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	203,209.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,721,879.73
Total Funds Collected	4,758,951.38	Total Funds Distributed	4,758,951.34

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation			Certificate Reconciliation
	Pooled	Trust Subordinate	Total		Total
		Companion Loan		Beginning Certificate Balance	965,077,464.72
Beginning Scheduled Collateral Balance	898,577,465.21	66,500,000.00	965,077,465.21	(-) Principal Distributions	203,209.02
(-) Scheduled Principal Collections	203,209.02	0.00	203,209.02	(-) Realized Losses	0.00
(-) Unscheduled Principal Collections	0.00	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	0.00	Current Period NRA¹	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	0.00	Current Period WODRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	0.00	Principal Used to Pay Interest	0.00
(-) Other Adjustments²	0.00	0.00	0.00	Non-Cash Principal Adjustments	0.00
				Certificate Other Adjustments**	0.00
Ending Scheduled Collateral Balance	898,374,256.19	66,500,000.00	964,874,256.19	Ending Certificate Balance	964,874,255.70
Beginning Actual Collateral Balance	898,577,465.21	66,500,000.00	965,077,465.21
Ending Actual Collateral Balance	898,385,157.21	66,500,000.00	964,885,157.21

	NRA/WODRA Reconciliation			Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from		Workout Delayed Reimbursement of Advances
	Principal		(WODRA) from Principal	Beginning UC / (OC)	(0.49)
Beginning Cumulative Advances	0.00		0.00	UC / (OC) Change	0.00
Current Period Advances	0.00		0.00	Ending UC / (OC)	(0.49)
Ending Cumulative Advances	0.00		0.00	Net WAC Rate	10.50%
				UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.					Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	20,539,091.63	2.29%	70	5.7500	NAP	Defeased	2	20,539,091.63	2.29%	70	5.7500	NAP
4,999,999 or less	7	26,840,740.62	2.99%	68	5.5748	1.773868	1.59 or less	27	391,024,989.26	43.53%	69	5.6769	1.383750
5,000,000 to 9,999,999	21	144,577,994.81	16.09%	70	5.8353	1.618014	1.60 to 1.69	8	73,385,575.45	8.17%	52	4.7051	1.623962
10,000,000 to 19,999,999	17	241,764,098.98	26.91%	59	5.4491	2.015803	1.70 to 1.79	4	69,110,394.87	7.69%	71	5.6032	1.746275
20,000,000 to 29,999,999	10	235,652,330.15	26.23%	62	5.3897	1.515125	1.80 to 1.89	5	72,490,000.00	8.07%	71	5.6652	1.875170
30,000,000 to 39,999,999	3	98,500,000.00	10.96%	72	5.6097	1.660508	1.90 to 1.99	5	77,583,327.19	8.64%	71	5.6778	1.971141
40,000,000 or higher	3	130,500,000.00	14.53%	71	5.6534	1.874943	2.00 to 2.49	5	99,263,000.00	11.05%	62	5.6728	2.095481
Totals	63	898,374,256.19	100.00%	65	5.5536	1.744211	2.50 to 2.99	6	84,977,877.79	9.46%	50	5.3108	2.619130
							3.00 or more	1	10,000,000.00	1.11%	70	5.3200	3.380000
							Totals	63	898,374,256.19	100.00%	65	5.5536	1.744211
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	20,539,091.63	2.29%	70	5.7500	NAP	New Mexico	1	765,000.00	0.09%	35	4.8500	2.020000
Alabama	13	55,876,692.34	6.22%	70	5.9897	1.722279	New York	10	144,150,000.00	16.05%	43	4.8830	1.273427
Arizona	1	19,000,000.00	2.11%	71	5.9900	2.720000	North Carolina	2	3,423,000.00	0.38%	70	5.3333	1.680105
Arkansas	1	769,000.00	0.09%	35	4.8500	2.020000	Ohio	9	15,669,949.23	1.74%	66	5.6372	1.864667
California	3	73,732,500.00	8.21%	70	5.4286	1.839335	Pennsylvania	4	54,718,750.00	6.09%	71	5.9046	1.653421
Colorado	1	26,603,166.05	2.96%	72	6.0100	1.360000	Rhode Island	1	7,300,000.00	0.81%	70	6.3900	1.060000
Connecticut	1	14,200,000.00	1.58%	71	5.7450	1.620000	Tennessee	6	49,660,026.85	5.53%	70	5.7573	1.715120
Florida	7	113,466,054.16	12.63%	71	5.6951	1.678434	Texas	9	78,355,791.50	8.72%	71	5.8627	1.830524
Georgia	2	9,198,777.71	1.02%	62	5.6604	1.927382	Vermont	1	2,300,000.00	0.26%	71	6.1000	2.020000
Illinois	6	8,023,905.24	0.89%	61	5.8794	1.691475	Virginia	2	5,422,381.84	0.60%	64	5.2904	1.471615
Indiana	2	31,668,492.94	3.53%	70	5.9012	2.030872	Washington	1	4,600,000.00	0.51%	70	6.0700	1.330000
Iowa	5	4,837,424.66	0.54%	50	5.4354	1.833167	Wisconsin	1	1,218,125.00	0.14%	70	5.0600	1.500000
Kentucky	2	15,908,850.24	1.77%	71	5.3629	1.751339	Totals	119	898,374,256.19	100.00%	65	5.5536	1.744211
Louisiana	1	1,372,812.50	0.15%	70	5.0600	1.500000
									Property Type³
Maine	1	5,150,000.00	0.57%	69	6.0500	1.380000
Maryland	1	5,150,000.00	0.57%	63	5.2700	1.550000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Massachusetts	1	710,000.00	0.08%	70	5.4100	2.600000		Properties	Balance	Agg. Bal.			DSCR¹
Michigan	5	34,270,483.21	3.81%	71	5.5855	1.792958	Defeased	1	20,539,091.63	2.29%	70	5.7500	NAP
Minnesota	5	3,640,000.00	0.41%	35	4.8500	2.020000	Industrial	8	111,488,026.30	12.41%	71	5.7960	1.934851
Mississippi	2	3,284,480.99	0.37%	39	4.6677	1.788664	Lodging	14	129,098,327.19	14.37%	72	5.9132	1.838500
Missouri	4	6,977,000.00	0.78%	37	4.8775	2.048431	Mixed Use	4	80,881,043.84	9.00%	72	5.6705	1.529616
Nebraska	1	725,000.00	0.08%	70	5.4100	2.600000	Mobile Home Park	10	18,689,098.98	2.08%	71	6.2132	1.510928
Nevada	2	46,917,500.00	5.22%	72	5.2414	1.547317	Multi-Family	5	88,990,000.00	9.91%	26	4.4988	1.057266
New Hampshire	3	3,770,000.00	0.42%	71	5.8600	1.900000	Office	18	217,081,500.00	24.16%	70	5.4378	1.631170
New Jersey	1	25,000,000.00	2.78%	69	5.1100	1.970000	Other	1	14,200,000.00	1.58%	71	5.7450	1.620000
							Retail	50	189,097,820.01	21.05%	65	5.5807	1.859762
							Self Storage	8	28,309,348.14	3.15%	71	5.9740	1.607444
							Totals	119	898,374,256.19	100.00%	65	5.5536	1.744211

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg	# Of	Scheduled	% Of	Weighted Avg
	Note Rate				WAM²	WAC		Seasoning		WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	20,539,091.63	2.29%	70	5.7500	NAP		No outstanding loans in this group
	3.499999 or less	1	20,000,000.00	2.23%	10	3.0400	1.610000
	3.50000 to 4.99999	5	74,815,480.99	8.33%	21	4.7150	1.912605
	5.00000 to 5.5999	19	242,032,165.53	26.94%	70	5.2544	1.742121
	5.50000 to 5.99999	21	367,011,703.53	40.85%	71	5.7797	1.814392
	6.00000 to 6.49999	14	166,902,265.03	18.58%	72	6.0943	1.543449
	6.50000 or greater	1	7,073,549.48	0.79%	71	6.7100	1.940000
	Totals	63	898,374,256.19	100.00%	65	5.5536	1.744211
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.											Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	20,539,091.63	2.29%	70	5.7500	NAP	Defeased	2	20,539,091.63	2.29%	70	5.7500	NAP
	109 months or less	61	877,835,164.56	97.71%	65	5.5490	1.747677	326 months or less	61	877,835,164.56	97.71%	65	5.5490	1.747677
110 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	327 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
	117 months or more	0	0.00	0.00%	0	0.0000	0.000000	356 months or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	898,374,256.19	100.00%	65	5.5536	1.744211	Totals	63	898,374,256.19	100.00%	65	5.5536	1.744211
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	20,539,091.63	2.29%	70	5.7500	NAP	326 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		4	48,351,948.39	5.38%	35	5.1426	2.282978	327 months to 328 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	54	789,514,567.19	87.88%	68	5.6263	1.721237	356 months or more	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	19,968,648.98	2.22%	70	5.9906	1.634777	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	20,000,000.00	2.23%	10	3.0400	1.610000
	Totals	63	898,374,256.19	100.00%	65	5.5536	1.744211
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1-A-1	10240625	MF	New York	NY	Actual/360	4.650%	70,072.92	0.00	0.00	N/A	08/06/27	--	17,500,000.00	17,500,000.00	08/06/26
1-A-11	10240635				Actual/360	4.650%	60,062.50	0.00	0.00	N/A	08/06/27	--	15,000,000.00	15,000,000.00	08/06/26
1-A-12	10240636				Actual/360	4.650%	60,062.50	0.00	0.00	N/A	08/06/27	--	15,000,000.00	15,000,000.00	08/06/26
2	10240639	LO	North Hollywood	CA	Actual/360	5.640%	218,550.00	0.00	0.00	N/A	07/06/32	--	45,000,000.00	45,000,000.00	08/06/26
3	10240640	MU	Miami	FL	Actual/360	5.410%	202,649.58	0.00	0.00	N/A	08/06/32	--	43,500,000.00	43,500,000.00	08/06/26
4	10240641	IN	Various	Various	Actual/360	5.920%	214,106.67	0.00	0.00	N/A	06/06/32	--	42,000,000.00	42,000,000.00	08/06/26
5-A-1	10240642	LO	Various	Various	Actual/360	6.061%	164,404.63	0.00	0.00	N/A	09/01/32	--	31,500,000.00	31,500,000.00	08/01/26
5-A-3A	10240644				Actual/360	6.061%	44,363.15	0.00	0.00	N/A	09/01/32	--	8,500,000.00	8,500,000.00	08/01/26
6-A-1	10240646	RT	Chattanooga	TN	30/360	5.850%	144,244.34	32,737.95	0.00	N/A	06/06/32	--	29,588,582.82	29,555,844.87	08/06/26
6-A-3	10240648				30/360	5.850%	48,081.45	10,912.64	0.00	N/A	06/06/32	--	9,862,861.03	9,851,948.39	08/06/26
7	10234905	OF	Henderson	NV	Actual/360	5.290%	168,545.28	0.00	0.00	N/A	08/01/32	--	37,000,000.00	37,000,000.00	08/01/26
8-A-1	10240650	IN	Various	Various	Actual/360	5.530%	142,858.33	0.00	0.00	N/A	08/06/32	--	30,000,000.00	30,000,000.00	08/06/26
9	10240652	OF	Pittsburgh	PA	Actual/360	5.780%	146,828.06	0.00	0.00	N/A	07/06/32	--	29,500,000.00	29,500,000.00	08/06/26
10	10240653	MU	Colorado Springs	CO	Actual/360	6.010%	137,835.17	30,219.04	0.00	N/A	08/06/32	--	26,633,385.09	26,603,166.05	08/06/26
11-A-10	10240656				Actual/360	5.100%	21,958.33	0.00	0.00	N/A	04/06/32	--	5,000,000.00	5,000,000.00	08/06/26
11-A-7	10240654	OF	Santa Clara	CA	Actual/360	5.100%	52,700.00	0.00	0.00	N/A	04/06/32	--	12,000,000.00	12,000,000.00	08/06/26
11-A-8	10240655				Actual/360	5.100%	43,916.67	0.00	0.00	N/A	04/06/32	--	10,000,000.00	10,000,000.00	08/06/26
12	10234319	Various Various		Various	Actual/360	4.850%	104,464.02	0.00	0.00	N/A	07/01/29	--	25,013,000.00	25,013,000.00	08/01/26
13-A-6	10237521	OF	Holmdel	NJ	Actual/360	5.110%	66,004.17	0.00	0.00	N/A	05/06/32	--	15,000,000.00	15,000,000.00	08/06/26
13-A-7	10237522				Actual/360	5.110%	44,002.78	0.00	0.00	N/A	05/06/32	--	10,000,000.00	10,000,000.00	08/06/26
14-A-2	10237652	Various Various		Various	Actual/360	5.060%	87,144.44	0.00	0.00	N/A	06/01/32	--	20,000,000.00	20,000,000.00	08/01/26
14-A-4	10237654				Actual/360	5.060%	21,786.11	0.00	0.00	N/A	06/01/32	--	5,000,000.00	5,000,000.00	08/01/26
15	10233100	RT	Lady Lake	FL	Actual/360	5.980%	116,409.87	25,977.27	0.00	N/A	07/01/32	--	22,606,296.50	22,580,319.23	08/01/26
16-A-2	10240659	IN	Wilkes Barre	PA	Actual/360	6.170%	92,978.47	0.00	0.00	N/A	08/06/32	--	17,500,000.00	17,500,000.00	03/06/26
16-A-5	10240662				Actual/360	6.170%	26,565.28	0.00	0.00	N/A	08/06/32	--	5,000,000.00	5,000,000.00	03/06/26
17	10240663	OF	Austin	TX	Actual/360	6.020%	116,119.11	0.00	0.00	N/A	07/06/32	--	22,400,000.00	22,400,000.00	08/06/26
18-A-1	10240664	RT	Albany	NY	Actual/360	5.750%	83,332.24	25,362.88	0.00	N/A	06/06/32	--	16,830,074.15	16,804,711.27	08/06/26
18-A-3	10240666				Actual/360	5.750%	18,518.28	5,636.19	0.00	N/A	06/06/32	--	3,740,016.55	3,734,380.36	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
19-A-10	10240668	MF	New York	NY	Actual/360	3.040%	52,355.56	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	08/06/26
20-A-2	10240669	OF	New York	NY	Actual/360	5.050%	86,972.22	0.00	0.00	N/A	08/06/32	--	20,000,000.00	20,000,000.00	08/06/26
21-A-1	10239537	OF	Ronkonkoma	NY	Actual/360	5.630%	96,961.11	0.00	0.00	N/A	08/06/32	--	20,000,000.00	20,000,000.00	08/06/26
22	10240672	OF	Tucson	AZ	Actual/360	5.990%	98,003.06	0.00	0.00	N/A	07/06/32	--	19,000,000.00	19,000,000.00	08/06/26
23	10240673	RT	Spring	TX	Actual/360	5.530%	88,095.97	0.00	0.00	N/A	06/06/32	--	18,500,000.00	18,500,000.00	08/06/26
24	10240674	LO	Miramar Beach	FL	Actual/360	5.900%	82,559.03	0.00	0.00	N/A	07/01/32	--	16,250,000.00	16,250,000.00	08/01/26
25	10240675	98	East Haven	CT	Actual/360	5.745%	70,248.58	0.00	0.00	N/A	07/01/32	--	14,200,000.00	14,200,000.00	08/06/26
26	10240676	MH	Various	Various	Actual/360	6.260%	76,006.83	10,901.02	0.00	N/A	07/06/32	--	14,100,000.00	14,089,098.98	09/06/25
27	10240677	LO	Destin	FL	Actual/360	5.990%	70,536.41	0.00	0.00	N/A	07/01/32	--	13,675,000.00	13,675,000.00	08/01/26
28	10240678	RT	Various	Various	Actual/360	5.410%	58,465.57	0.00	0.00	N/A	06/06/32	--	12,550,000.00	12,550,000.00	08/06/26
29	10240679	MF	New York	NY	Actual/360	5.550%	54,960.42	0.00	0.00	N/A	08/05/32	--	11,500,000.00	11,500,000.00	08/05/26
30	10240680	RT	Plainview	NY	Actual/360	5.320%	45,811.11	0.00	0.00	N/A	06/06/32	--	10,000,000.00	10,000,000.00	08/06/26
31	10240681	MF	Fort Pierce	FL	Actual/360	5.490%	47,227.73	0.00	0.00	N/A	07/06/32	--	9,990,000.00	9,990,000.00	08/06/26
32-A-2	10240682	RT	Cookeville	TN	30/360	5.400%	42,192.87	13,960.21	0.00	N/A	05/06/32	--	9,376,193.90	9,362,233.69	08/06/26
33	10236867	SS	Laredo	TX	Actual/360	5.980%	45,015.05	0.00	0.00	N/A	08/01/32	--	8,741,729.00	8,741,729.00	08/01/26
34	10240683	RT	Houston	TX	Actual/360	6.020%	38,879.17	0.00	0.00	N/A	08/06/32	--	7,500,000.00	7,500,000.00	08/06/26
35	10240684	SS	Various	Various	Actual/360	6.100%	39,395.83	0.00	0.00	N/A	07/06/32	--	7,500,000.00	7,500,000.00	08/06/26
36	10240685	LO	Douglasville	GA	Actual/360	5.900%	36,113.35	8,371.88	0.00	N/A	06/06/32	--	7,108,149.59	7,099,777.71	08/06/26
37	10240686	LO	Birmingham	AL	Actual/360	6.710%	40,911.16	6,888.51	0.00	N/A	07/06/32	--	7,080,437.99	7,073,549.48	08/06/26
38	10240687	RT	Johnston	RI	Actual/360	6.390%	40,168.25	0.00	0.00	N/A	06/06/32	--	7,300,000.00	7,300,000.00	08/06/26
39	10240688	SS	Wilton	NY	Actual/360	5.990%	36,106.39	0.00	0.00	N/A	08/06/32	--	7,000,000.00	7,000,000.00	08/06/26
40	10240689	IN	Novi	MI	Actual/360	5.627%	32,026.85	6,550.59	0.00	N/A	06/06/32	--	6,609,645.05	6,603,094.46	08/06/26
41	10240690	RT	Clarksville	IN	Actual/360	5.820%	29,897.80	7,147.92	0.00	N/A	06/06/32	--	5,965,640.86	5,958,492.94	08/06/26
42	10240691	IN	Cincinnati	OH	Actual/360	5.345%	27,061.45	0.00	0.00	N/A	05/06/32	--	5,879,550.00	5,879,550.00	02/06/25
43	10240692	MU	New York	NY	Actual/360	6.090%	30,678.38	0.00	0.00	N/A	08/06/32	--	5,850,000.00	5,850,000.00	08/06/26
44	10240693	RT	Belfast	ME	Actual/360	6.050%	26,830.07	0.00	0.00	N/A	05/06/32	--	5,150,000.00	5,150,000.00	08/06/26
45	10240694	RT	Baltimore	MD	Actual/360	5.270%	23,370.99	0.00	0.00	N/A	11/06/31	--	5,150,000.00	5,150,000.00	08/06/26
46	10240695	SS	Chesterfield	MI	Actual/360	5.755%	25,137.73	4,874.24	0.00	N/A	06/06/32	--	5,072,493.38	5,067,619.14	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
47	10240696	MU	Melbourne	FL	Actual/360	5.640%	23,956.73	4,873.46	0.00	N/A	06/06/32	--	4,932,751.25	4,927,877.79	08/06/26
48	10240697	MH	Bellingham	WA	Actual/360	6.070%	24,043.94	0.00	0.00	N/A	06/06/32	--	4,600,000.00	4,600,000.00	08/06/26
49	10240698	IN	Hampton	VA	Actual/360	5.380%	20,893.74	4,599.14	0.00	N/A	06/06/32	--	4,509,980.98	4,505,381.84	08/06/26
50	10240699	RT	Auburn	AL	Actual/360	5.486%	18,022.27	0.00	0.00	N/A	05/06/32	--	3,815,000.00	3,815,000.00	08/06/26
51	10240700	RT	Houston	TX	Actual/360	6.070%	17,823.88	0.00	0.00	N/A	08/06/32	--	3,410,000.00	3,410,000.00	08/06/26
52	10240701	RT	Whiteville	NC	Actual/360	5.330%	15,054.29	0.00	0.00	N/A	06/06/32	--	3,280,000.00	3,280,000.00	08/06/26
53	10206175	RT	Meridian	MS	Actual/360	4.590%	9,117.14	4,196.08	0.00	N/A	01/01/30	--	2,306,677.07	2,302,480.99	08/01/26
Totals							4,289,465.28	203,209.02	0.00				898,577,465.21	898,374,256.19
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1-A-1	16,320,091.48	10,484,794.56	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,966,870.65	6,559,329.98	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,893,004.59	3,496,108.17	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,943,185.05	5,779,396.48	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-1	6,695,738.19	6,872,553.72	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-1	8,451,184.62	8,322,050.09	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,400,497.72	3,234,549.13	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8-A-1	4,618,148.95	4,631,874.88	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,887,926.25	2,871,365.17	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,965,901.90	2,990,935.17	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11-A-10	10,368,460.00	12,165,488.28	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11-A-7	10,368,460.00	11,822,683.27	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11-A-8	10,368,460.00	12,165,488.28	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,576,634.00	2,617,585.64	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13-A-6	21,308,904.07	23,123,752.71	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13-A-7	0.00	21,773,650.46	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14-A-2	6,243,485.10	3,088,920.77	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14-A-4	6,243,485.10	3,088,920.77	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,280,535.83	2,590,118.78	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16-A-2	6,818,938.00	6,987,222.00	01/01/25	12/31/25	--	0.00	0.00	92,777.90	458,707.79	0.00	0.00
16-A-5	6,818,938.00	6,987,222.00	01/01/25	12/31/25	--	0.00	0.00	26,507.97	131,059.38	0.00	0.00
17	2,904,214.19	1,820,135.08	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18-A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18-A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
19-A-10	0.00	27,066,010.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20-A-2	8,767,448.03	8,356,007.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21-A-1	1,454,480.64	1,440,949.58	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	3,116,680.38	3,191,864.65	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,303,986.12	1,354,822.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,373,021.75	2,386,248.29	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,329,780.00	1,339,225.82	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,268,723.92	1,441,457.19	01/01/24	12/31/24	--	0.00	0.00	86,746.24	829,486.29	44,151.53	0.00
27	1,615,278.50	1,614,281.95	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,977,451.06	1,960,068.90	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	972,097.66	800,111.46	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,939,360.17	961,541.05	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,047,783.26	1,075,854.40	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32-A-2	4,096,265.03	3,988,327.84	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	842,183.19	846,409.87	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	739,671.49	633,441.34	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	738,029.23	948,426.39	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,157,884.61	1,157,224.73	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,254,571.79	1,178,447.09	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	508,696.86	502,313.41	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	565,676.85	619,647.56	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	684,341.46	710,891.43	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	759,186.52	798,780.61	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	649,821.47	623,137.72	01/01/24	12/31/24	07/11/25	2,695,385.52	168,806.48	14,456.87	303,142.67	104,729.34	0.00
43	534,033.97	553,599.77	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	436,099.84	436,099.84	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	416,702.57	426,148.30	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	462,243.19	458,034.05	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
47	991,394.25	502,507.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	383,671.27	378,430.46	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	349,863.68	223,353.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	335,510.46	336,047.21	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	393,120.20	433,071.57	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	293,978.89	145,322.12	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	286,119.36	160,433.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	193,488,221.36	232,522,683.11				2,695,385.52	168,806.48	220,488.99	1,722,396.13	148,880.87	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	4	42,468,648.98	1	5,879,550.00	0	0.00	0	0.00	0	0.00	0	0.00	5.553593%	5.537826%	65
07/17/26	0	0.00	0	0.00	4	42,479,550.00	2	19,979,550.00	0	0.00	0	0.00	0	0.00	0	0.00	5.553659%	5.537892%	66
06/17/26	0	0.00	2	22,500,000.00	2	19,979,550.00	2	19,979,550.00	0	0.00	0	0.00	0	0.00	0	0.00	5.553723%	5.537957%	67
05/15/26	2	22,500,000.00	0	0.00	2	19,979,550.00	2	19,979,550.00	0	0.00	0	0.00	0	0.00	0	0.00	5.553780%	5.538014%	68
04/17/26	0	0.00	0	0.00	2	19,979,550.00	1	5,879,550.00	0	0.00	0	0.00	0	0.00	0	0.00	5.553843%	5.538077%	69
03/17/26	0	0.00	0	0.00	2	19,979,550.00	1	5,879,550.00	0	0.00	0	0.00	0	0.00	0	0.00	5.553899%	5.538134%	70
02/18/26	0	0.00	0	0.00	2	19,979,550.00	1	5,879,550.00	0	0.00	0	0.00	0	0.00	0	0.00	5.553976%	5.538211%	71
01/16/26	0	0.00	0	0.00	2	19,979,550.00	1	5,879,550.00	0	0.00	0	0.00	0	0.00	0	0.00	5.554031%	5.538266%	72
12/17/25	0	0.00	1	14,100,000.00	1	5,879,550.00	1	5,879,550.00	0	0.00	0	0.00	0	0.00	0	0.00	5.554086%	5.538321%	73
11/18/25	1	14,100,000.00	0	0.00	1	5,879,550.00	1	5,879,550.00	0	0.00	0	0.00	0	0.00	0	0.00	5.554148%	5.538383%	74
10/20/25	0	0.00	0	0.00	1	5,879,550.00	1	5,879,550.00	0	0.00	0	0.00	0	0.00	0	0.00	5.554203%	5.538439%	75
09/17/25	0	0.00	0	0.00	1	5,879,550.00	1	5,879,550.00	0	0.00	0	0.00	0	0.00	0	0.00	5.554265%	5.538501%	76
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16-A-2	10240659	03/06/26	4	6	92,777.90	458,707.79	0.00	17,500,000.00	04/16/26	98
16-A-5	10240662	03/06/26	4	6	26,507.97	131,059.38	0.00	5,000,000.00	04/16/26	98
26	10240676	09/06/25	10	6	86,746.24	829,486.29	472,546.83	14,100,000.00	10/08/25	98
42	10240691	02/06/25	17	6	14,456.87	303,142.67	542,366.29	5,879,550.00	03/10/25	98		05/09/25
Totals					220,488.99	1,722,396.13	1,014,913.12	42,479,550.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		67,500,000	67,500,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		25,013,000	25,013,000	0		0
37 - 48 Months		2,302,481	2,302,481	0		0
49 - 60 Months		0	0	0		0
> 60 Months		803,558,775	761,090,126	36,589,099		5,879,550

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	898,374,256	855,905,607	0	0	42,468,649	0
Jul-26	898,577,465	856,097,915	0	0	28,379,550	14,100,000
Jun-26	898,787,275	856,307,725	0	22,500,000	5,879,550	14,100,000
May-26	898,977,594	856,498,044	22,500,000	0	5,879,550	14,100,000
Apr-26	899,185,471	879,205,921	0	0	19,979,550	0
Mar-26	899,373,821	879,394,271	0	0	14,100,000	5,879,550
Feb-26	899,616,890	879,637,340	0	0	14,100,000	5,879,550
Jan-26	899,803,102	879,823,552	0	0	14,100,000	5,879,550
Dec-25	899,988,394	880,008,844	0	14,100,000	0	5,879,550
Nov-25	900,191,387	880,211,837	14,100,000	0	0	5,879,550
Oct-25	900,370,366	894,490,816	0	0	0	5,879,550
Sep-25	900,566,441	894,686,891	0	0	0	5,879,550
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
16-A-2	10240659	17,500,000.00	17,500,000.00	112,900,000.00	08/01/22	6,987,222.00	1.86000	12/31/25	08/06/32	(48)
16-A-5	10240662	5,000,000.00	5,000,000.00	112,900,000.00	08/01/22	6,987,222.00	1.86000	12/31/25	08/06/32	(48)
19-A-10	10240668	20,000,000.00	20,000,000.00	679,000,000.00	04/21/26	26,853,760.00	1.61000	12/31/23	06/06/27	(48)
26	10240676	14,089,098.98	14,100,000.00	16,615,000.00	--	1,409,206.19	1.57000	12/31/24	07/06/32	312
42	10240691	5,879,550.00	5,879,550.00	3,550,000.00	05/16/25	573,458.72	1.79000	12/31/24	05/06/32	(48)
Totals		62,468,648.98	62,479,550.00	924,965,000.00		42,810,868.91

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
16-A-2	10240659	IN	PA	04/16/26	98

8/11/2026 Loan transferred to Special Servicing effective 4/16/2026 due to imminent default resulting from the bankruptcy filing of the parent company of the 100% single tenant (Saks & Company, LLC). Collateral is a 822,771-sf warehouse distribution ce nter inWilkes Barre, PA. PNA has been signed. Loan is paid to 4/6/26. The single-tenant lease was ultimately rejected in bankruptcy and the asset is vacant. Special servicer has engaged legal counsel and is evaluating rights and

	remedies. A DPO offer from Borrower is also under review. Updated appraisal is in process.

16-A-5	10240662	Various	Various	04/16/26	98

8/11/2026 Loan transferred to Special Servicing effective 4/16/2026 due to imminent default resulting from the bankruptcy filing of the parent company of the 100% single tenant (Saks & Company, LLC). Collateral is a 822,771-sf warehouse distribution ce nter inWilkes Barre, PA. PNA has been signed. Loan is paid to 4/6/26. The single-tenant lease was ultimately rejected in bankruptcy and the asset is vacant. Special servicer has engaged legal counsel and is evaluating rights and

	remedies. A DPO offer from Borrower is also under review. Updated appraisal is in process.

19-A-10	10240668	MF	NY	11/22/24	9
	8/11/2026 In November 2025, Special Servicer closed on a Modification Agreement curing the defaults of both our senior mortgage loan and of the four subordinate mezzanines.

As of June 2026, the Special Servicer has submitted the Return to Master S ervicer package to the Master Servicer. In November 2025 we closed on a Modification Agreement curing the defaults of both our senior mortgage loan and of the four

	subordinate mezzanines. This extended the loan maturity date and made various other changes to the loan documents.

26	10240676	MH	Various	10/08/25	98

8/11/2026 Loan transferred Special Servicing, effective October 8, 2025, and remains past due for the October 2025 monthly payment. The Special Servicer issued a Notice of Default, notice to comply with cash management and Acceleration of the Loan. Spe cial Servicer's counsel performed a diversity analysis and determined ineligibility for a federal receivership filing, as such, Special Servicer has initiated action in each state and has initiated litigation against the guarantors. A

	receiver has been ap pointed on 8/9 properties as of 7/31/2026 and is currently pursuing a receiver on the final property, which is expected to be completed in the near term.

42	10240691	IN	OH	03/10/25	98

8/11/2026 Loan was transferred to Special Servicing, effective March 10, 2025, and remains past due for the March 2025 payment. Lender was successful in getting borrower to consent to the order appointing a receiver and the courts granted the agreed up on orderon September 3, 2025. The receiver has completed a phase II and is addressing property related deficiencies. The receiver engaged a local leasing broker to market the space for lease. The marketing process did not generate offers for lease by pros pective users. Following receipt of court approval, the receiver engaged a local third-party broker to market the property for sale, and marketing efforts are actively underway.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16-A-2	0.00	0.00	3,767.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16-A-5	0.00	0.00	1,076.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	3,500.00	0.00	0.00	12,284.04	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,843.75	0.00	0.00	12,284.04	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		24,127.79

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30